Subsequent Events - Business Combination (Details) - $ / shares	Jul. 11, 2025	Oct. 20, 2025	Sep. 30, 2025	Sep. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events – Business Combination [Line Items]
Common stock per share			$ 0.0001	$ 1	$ 0.0001	$ 0.0001
Exchange ratio	.345854
NorthView Acquisition Corp [Member]
Subsequent Events – Business Combination [Line Items]
Common stock per share	$ 0.0001
Subsequent Event [Member]
Subsequent Events – Business Combination [Line Items]
Common stock per share		$ 0.0001
Authorized number of shares of Common Stock (in Shares)		600,000,000
Preferred stock, shares authorized (in Shares)		1,000,000,000
Preferred stock, par value		$ 0.0001